Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregate Revenue

For the six months ended December 31, 2023 and 2024, substantially all of the Company’s revenue was generated in the PRC. The Company disaggregate revenue into two revenue streams as the following table:

	For the Six Months Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Insurance brokerage service fees	75,354,494	144,964,797	19,860,096
MGU service fees	9,217,678	1,766,514	242,011
Less: business taxes and surcharges	(317,951)	(360,026)	(49,323)
Total revenues	84,254,221	146,371,285	20,052,784

Schedule of Disaggregates Revenue by Transferal of Services

The Company disaggregates revenue by transferal of services as the following table:

	For the Six Months Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Services transferred at a point in time	82,900,740	146,284,524	20,040,897
Services transferred over time	1,671,432	446,787	61,210
Less: business taxes and surcharges	(317,951)	(360,026)	(49,323)
Total revenues	84,254,221	146,371,285	20,052,784